Intangible assets - Cost less accumulated amortisation and impairment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Breakdown of intangible assets and goodwill
Balance at the beginning	£ 7,042	£ 7,303
Balance at the end	7,108	7,042
Cost
Breakdown of intangible assets and goodwill
Balance at the beginning	8,037	8,165
Exchange differences	54	(405)
Additions	55	44
Disposals/retirements	(46)	(37)
Acquisition of companies and businesses	160	252
Hyperinflationary adjustment	15	18
Balance at the end	8,275	8,037
Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning	(995)	(862)
Exchange differences	19	43
Disposals/retirements	44	36
Hyperinflationary adjustment	(10)	(11)
Impairment charge	(30)	(4)
Amortisation charge	(195)	(197)
Balance at the end	(1,167)	(995)
Goodwill
Breakdown of intangible assets and goodwill
Balance at the beginning	5,016	5,100
Balance at the end	5,157	5,016
Goodwill | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning	5,080	5,165
Exchange differences	50	(269)
Disposals/retirements		(2)
Acquisition of companies and businesses	113	172
Hyperinflationary adjustment	10	14
Balance at the end	5,253	5,080
Goodwill | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning	(64)	(65)
Exchange differences	4	12
Disposals/retirements		2
Hyperinflationary adjustment	(8)	(10)
Impairment charge	(28)	(3)
Balance at the end	(96)	(64)
Customer lists
Breakdown of intangible assets and goodwill
Balance at the beginning	771	900
Balance at the end	659	771
Customer lists | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning	1,460	1,473
Exchange differences	(13)	(70)
Disposals/retirements	(22)	(15)
Acquisition of companies and businesses	37	69
Hyperinflationary adjustment	4	3
Balance at the end	1,466	1,460
Customer lists | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning	(689)	(573)
Exchange differences	14	26
Disposals/retirements	22	15
Hyperinflationary adjustment	(2)	(1)
Impairment charge		(1)
Amortisation charge	(152)	(155)
Balance at the end	(807)	(689)
Indefinite lived brands
Breakdown of intangible assets and goodwill
Balance at the beginning	1,127	1,185
Balance at the end	1,145	1,127
Indefinite lived brands | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning	1,127	1,185
Exchange differences	18	(58)
Balance at the end	1,145	1,127
Other intangibles
Breakdown of intangible assets and goodwill
Balance at the beginning	37	37
Balance at the end	39	37
Other intangibles | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning	76	81
Exchange differences		(5)
Disposals/retirements	(2)	(12)
Acquisition of companies and businesses	10	11
Hyperinflationary adjustment	1	1
Balance at the end	85	76
Other intangibles | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning	(39)	(44)
Exchange differences		2
Disposals/retirements	2	12
Amortisation charge	(9)	(9)
Balance at the end	(46)	(39)
Product development
Breakdown of intangible assets and goodwill
Balance at the beginning	21	18
Balance at the end	20	21
Product development | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning	65	55
Additions	9	10
Balance at the end	74	65
Product development | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning	(44)	(37)
Impairment charge	(2)
Amortisation charge	(8)	(7)
Balance at the end	(54)	(44)
Computer software
Breakdown of intangible assets and goodwill
Balance at the beginning	70	63
Balance at the end	88	70
Computer software | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning	229	206
Exchange differences	(1)	(3)
Additions	46	34
Disposals/retirements	(22)	(8)
Balance at the end	252	229
Computer software | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning	(159)	(143)
Exchange differences	1	3
Disposals/retirements	20	7
Amortisation charge	(26)	(26)
Balance at the end	£ (164)	£ (159)